FOREIGN EXCHANGE	12 Months Ended
Dec. 31, 2014
FOREIGN EXCHANGE
FOREIGN EXCHANGE

13) FOREIGN EXCHANGE

($ thousands)	2014	2013	2012

Realized:
Foreign exchange (gain)/loss	$11,165	$17,596	$6,508
Unrealized:
Translation of U.S. dollar debt and working capital (gain)/loss	68,202	19,747	(7,647)
Cross currency interest rate swap (gain)/loss	(16,128)	(19,920)	(15,118)
Foreign exchange swap (gain)/loss	(6,149)	(8,110)	(947)

Foreign exchange (gain)/loss	$57,090	$9,313	$(17,204)